Document and Entity Information	Aug. 24, 2016
Prospectus:
Document Type	497
Document Period End Date	Aug. 24, 2016
Registrant Name	DREYFUS TREASURY SECURITIES CASH MANAGEMENT
Central Index Key	0000843781
Amendment Flag	false
Document Creation Date	Aug. 24, 2016
Document Effective Date	Aug. 24, 2016
Prospectus Date	Jun. 01, 2016
DREYFUS TREASURY SECURITIES CASH MANAGEMENT | Institutional Shares
Prospectus:
Trading Symbol	DIRXX
DREYFUS TREASURY SECURITIES CASH MANAGEMENT | Investor Shares
Prospectus:
Trading Symbol	DVRXX
DREYFUS TREASURY SECURITIES CASH MANAGEMENT | Administrative Shares
Prospectus:
Trading Symbol	DARXX
DREYFUS TREASURY SECURITIES CASH MANAGEMENT | Participant Shares
Prospectus:
Trading Symbol	DPRXX
DREYFUS TREASURY SECURITIES CASH MANAGEMENT | Agency Shares
Prospectus:
Trading Symbol	DSAXX